UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05655

Deutsche Municipal Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2018 (Unaudited)

Deutsche Municipal Income Trust

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 131.4%
Alabama 0.4%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	1,625,000	1,853,475
Arizona 1.3%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037	1,050,000	1,231,892
5.5%, 12/1/2029	1,400,000	1,679,692
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, Prerefunded, 5.0%, 7/1/2040	3,000,000	3,232,350
		6,143,934
California 15.8%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded, 6.0%, 7/1/2039	3,500,000	3,708,530
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	3,180,000	4,466,532
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	5,713,698
California, State General Obligation:
5.0%, 11/1/2043	5,000,000	5,608,450
5.25%, 4/1/2035	4,295,000	4,830,329
5.5%, 3/1/2040	1,370,000	1,470,408
6.0%, 4/1/2038	10,000,000	10,477,100
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, Prerefunded, 6.375%, 11/1/2034	2,000,000	2,162,680
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039, GTY: American Baptist Homes of the Midwest	1,250,000	1,321,375
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,222,066
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:
Series B, 5.0%, 5/15/2035	8,500,000	9,052,245
Series B, AMT, 5.0%, 5/15/2046	6,430,000	7,136,464
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	7,000,000	7,648,550
San Diego, CA, Unified School District, Election 2012, Series C, 5.0%, 7/1/2035	5,000,000	5,638,650
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series B, AMT, 5.0%, 5/1/2046	5,000,000	5,532,100
		75,989,177
Colorado 4.0%
Colorado, Regional Transportation District, Sales Tax Revenue, Series B, 4.0%, 11/1/2035	965,000	1,020,468
Colorado, State Board of Governors, University Enterprise System Revenue:
Series E-1, 5.0%, 3/1/2040	4,230,000	4,740,561
Series E-1, Prerefunded, 5.0%, 3/1/2040	3,770,000	4,403,210
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	5,450,000	6,206,514
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,649,216
		19,019,969
Connecticut 0.4%
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose, Series A, 5.0%, 1/1/2038	1,785,000	1,977,798
District of Columbia 1.7%
District of Columbia, General Obligation:
Series A, 5.0%, 6/1/2034	1,000,000	1,163,930
Series A, 5.0%, 6/1/2032	500,000	586,380
Series A, 5.0%, 6/1/2033	700,000	817,838
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	883,368
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,724,972
Metropolitan Washington, DC, Airports Authority Systems Revenue, AMT, 5.0%, 10/1/2047	1,000,000	1,115,140
		8,291,628
Florida 14.1%
Florida, State Higher Educational Facilities, Financial Authority Revenue, Nova Southeastern University Project, 5.0%, 4/1/2034	1,350,000	1,492,425
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,661,559
Series A, AMT, 5.0%, 10/1/2047	965,000	1,070,320
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,527,000
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,639,849
Series A, 5.5%, 10/1/2041	10,000,000	10,569,000
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, Prerefunded, 5.25%, 10/1/2033, INS: AGC	8,500,000	8,685,980
Series A-1, 5.375%, 10/1/2035	2,000,000	2,172,080
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,208,110
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	3,335,000	3,688,610
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
Prerefunded, 5.5%, 10/1/2028	5,290,000	5,417,577
Prerefunded, 5.75%, 10/1/2038	5,000,000	5,127,782
Orange County, FL, Health Facilities Authority Revenue, Orlando Health, Inc.:
Series A, 5.0%, 10/1/2035	720,000	800,698
Series A, 5.0%, 10/1/2036	865,000	959,916
Orlando & Orange County, FL, Expressway Authority Revenue, Series A, Prerefunded, 5.0%, 7/1/2040	11,895,000	12,816,268
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,045,000	2,175,757
		68,012,931
Georgia 7.9%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	1,030,000	1,087,721
Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,831,774
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	875,000	965,580
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	1,055,000	1,164,214
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Healthcare:
Series A, 5.5%, 2/15/2045	505,000	534,376
Series A, Prerefunded, 5.5%, 2/15/2045	1,630,000	1,750,424
Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	465,000	506,111
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	7,250,000	7,701,240
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,823,900
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	10,000,000	11,993,700
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, Prerefunded, 6.5%, 8/1/2038, INS: AGC	3,300,000	3,369,135
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	1,010,000	1,115,494
		37,843,669
Guam 0.1%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	535,000	609,584
Hawaii 1.5%
Hawaii, State Airports Systems Revenue:
Series A, 5.0%, 7/1/2039	4,200,000	4,478,460
Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,650,607
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	1,000,000	1,056,580
		7,185,647
Idaho 1.0%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center:
5.0%, 7/1/2035, INS: AGMC	2,500,000	2,634,925
6.75%, 11/1/2037	2,135,000	2,201,249
		4,836,174
Illinois 8.1%
Chicago, IL, Airport Revenue, O'Hare International Airport:
Series A, 5.75%, 1/1/2039	800,000	878,656
Series A, Prerefunded, 5.75%, 1/1/2039	4,200,000	4,665,570
Series B, Prerefunded, 6.0%, 1/1/2041	9,000,000	10,072,800
Chicago, IL, Airport Revenue, O'Hare International Airport, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	2,085,000	2,279,280
Illinois, Finance Authority Revenue, Advocate Health Care Network, Series D, Prerefunded, 6.5%, 11/1/2038	1,000,000	1,033,560
Illinois, Finance Authority Revenue, Memorial Health Systems, 5.5%, 4/1/2039	4,200,000	4,358,130
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	1,462,335
Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	915,000	1,035,652
Illinois, State Finance Authority Revenue, Advocate Health Care Network, Series B, Prerefunded, 5.375%, 4/1/2044	2,500,000	2,603,953
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	730,000	799,007
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series A, 5.0%, 5/15/2041	1,580,000	1,671,466
Series A, 5.0%, 11/15/2045	1,745,000	1,889,661
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	5,057,521
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	970,000	1,060,870
		38,868,461
Indiana 2.2%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, Prerefunded, 6.75%, 3/1/2039	1,745,000	1,833,908
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	5,000,000	5,336,350
Indiana, State Municipal Power Agency Revenue, Series A, 5.0%, 1/1/2042	3,230,000	3,639,499
		10,809,757
Kentucky 1.0%
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, Prerefunded, 6.0%, 12/1/2042, INS: AGC	4,000,000	4,046,840
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc. Obligated Group:
Series A, 5.0%, 6/1/2045	320,000	338,675
Series A, 5.25%, 6/1/2041	480,000	522,869
		4,908,384
Louisiana 2.9%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	781,206
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	6,529,500
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	3,172,380
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	3,540,000	3,476,846
		13,959,932
Maryland 2.7%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, Series A, 5.5%, 1/1/2046	745,000	829,751
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	1,100,000	1,172,589
Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group, Series A, 5.0%, 5/15/2045	10,000,000	11,063,200
		13,065,540
Massachusetts 1.4%
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,793,550
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
Series A, 5.75%, 7/1/2039	1,200,000	1,247,628
Series A, Prerefunded, 5.75%, 7/1/2039	2,370,000	2,501,819
		6,542,997
Michigan 4.2%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	1,120,000	1,212,109
Michigan, State Building Authority Revenue, Series I-A, 5.375%, 10/15/2041	7,500,000	8,329,425
Michigan, State Building Authority Revenue, Facilities Program:
Series I, 5.0%, 4/15/2038	1,930,000	2,172,910
Series H, 5.125%, 10/15/2033	2,495,000	2,619,800
Series I, 6.0%, 10/15/2038	35,000	35,967
Series I, Prerefunded, 6.0%, 10/15/2038	965,000	992,261
Michigan, State Finance Authority Revenue, Trinity Health Corp., 5.0%, 12/1/2035	665,000	730,442
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	1,800,000	1,861,524
Wayne County, MI, Airport Authority Revenue, Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,217,680
		20,172,118
Minnesota 1.3%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, Prerefunded, 6.75%, 11/15/2032	1,140,000	1,182,476
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2036	4,200,000	5,210,394
		6,392,870
Mississippi 0.3%
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,563,018
Missouri 0.7%
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	335,000	358,933
St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village, 5.0%, 9/1/2048	1,060,000	1,167,717
St. Louis, MO, Airport Revenue, Series C, 5.0%, 7/1/2047, INS: AGMC	1,500,000	1,691,730
		3,218,380
Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	1,330,000	1,474,917
Nevada 2.1%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	4,305,000	4,571,953
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	4,830,000	5,329,905
		9,901,858
New Jersey 2.7%
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019, INS: AGMC	2,195,000	2,283,590
New Jersey, State Economic Development Authority Revenue, Series BBB, 5.5%, 6/15/2030	2,690,000	3,056,701
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,377,013
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	295,000	317,768
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	345,000	364,386
Series A, 5.0%, 6/15/2047	385,000	405,690
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series A, 6.0%, 12/15/2038	1,955,000	2,012,966
New Jersey, State Turnpike Authority Revenue:
Series B, 5.0%, 1/1/2040	1,065,000	1,209,190
Series E, Prerefunded, 5.25%, 1/1/2040	1,750,000	1,806,297
		12,833,601
New York 12.1%
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Climate Board Certified Green Bond:
Series B-2, 5.0%, 11/15/2033	3,735,000	4,366,514
Series B-2, 5.0%, 11/15/2034	3,250,000	3,784,593
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2038	6,000,000	6,665,400
Series D, 5.0%, 11/15/2038	1,090,000	1,221,029
Series C, 5.0%, 11/15/2042	5,000,000	5,546,800
Series A-1, 5.25%, 11/15/2039	4,000,000	4,567,400
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 2/15/2038	1,475,000	1,686,412
Series A, 5.0%, 2/15/2037	1,400,000	1,601,838
Series A, 5.0%, 2/15/2039	1,050,000	1,196,979
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,193,200
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	8,000,000	8,853,840
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	150,000	165,393
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	800,000	913,112
Series TE, 5.0%, 12/15/2035	1,000,000	1,139,640
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	3,750,000	4,093,312
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018:
Series S-1, 5.0%, 7/15/2032	1,700,000	1,975,859
Series S-1, 5.0%, 7/15/2035	700,000	806,176
Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:
5.0%, 9/1/2036	205,000	232,925
5.0%, 9/1/2039	510,000	577,850
Port Authority of New York & New Jersey, One Hundred Ninety-Third:
AMT, 5.0%, 10/15/2034	1,620,000	1,804,145
AMT, 5.0%, 10/15/2035	800,000	890,368
Port Authority of New York & New Jersey, Two Hundred, 5.0%, 10/15/2042	1,800,000	2,054,448
Port Authority of New York & New Jersey, Two Hundred Seven, AMT, 5.0%, 9/15/2048	1,875,000	2,107,894
		58,445,127
North Carolina 1.1%
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre:
5.0%, 10/1/2042	1,040,000	1,164,228
5.0%, 10/1/2047	960,000	1,060,685
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, Prerefunded, 6.25%, 12/1/2033	3,000,000	3,107,940
		5,332,853
North Dakota 0.8%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	3,698,557
Ohio 4.6%
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	1,785,000	1,956,503
Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	2,950,000	3,282,052
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, Prerefunded, 6.5%, 11/15/2037	1,500,000	1,749,045
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	2,320,000	2,524,114
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health:
Series A, Prerefunded, 5.5%, 1/1/2039	5,000,000	5,169,000
Series B, Prerefunded, 5.5%, 1/1/2039	3,500,000	3,618,300
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/2039	3,520,000	3,905,897
		22,204,911
Pennsylvania 7.8%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,781,787
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, 5.375%, 7/1/2042	7,000,000	7,438,690
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,746,701
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	750,000	831,135
5.0%, 6/1/2035	375,000	413,884
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	6,355,000	7,087,286
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2038	2,030,000	2,264,424
Series A-1, 5.0%, 12/1/2040	5,000,000	5,540,250
Series B-1, 5.0%, 6/1/2042	2,000,000	2,185,540
Series C, 5.0%, 12/1/2043	4,000,000	4,357,520
Philadelphia, PA, Airport Revenue:
Series A, 5.0%, 6/15/2035	2,835,000	3,005,724
Series B, AMT, 5.0%, 7/1/2047	915,000	1,008,092
		37,661,033
Rhode Island 0.4%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, Prerefunded, 6.25%, 9/15/2034	2,000,000	2,052,700
South Carolina 4.7%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032	6,560,000	7,538,162
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,083,450
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	2,550,000	2,733,498
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,399,920
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	6,220,000	6,942,515
		22,697,545
Tennessee 0.2%
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	1,080,000	1,083,262
Texas 16.6%
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	1,155,000	1,268,456
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	1,000,000	1,043,380
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,083,970
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2040	2,060,000	2,242,928
First Tier, Prerefunded, 6.0%, 1/1/2043	5,000,000	5,588,600
North Texas, Tollway Authority Revenue, First Tier, Series A, 5.0%, 1/1/2043	7,000,000	7,910,210
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, Prerefunded, 5.0%, 9/1/2032	2,000,000	2,214,540
Texas, Dallas/Fort Worth International Airport Revenue:
Series H, AMT, 5.0%, 11/1/2042	5,425,000	5,873,105
Series F, 5.25%, 11/1/2033	3,500,000	3,985,415
Series A, 5.25%, 11/1/2038	4,000,000	4,327,920
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
Series B, 5.0%, 4/1/2053	3,500,000	3,866,625
Series B, 5.25%, 10/1/2051	5,000,000	5,598,550
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 67% of 3-month USD-LIBOR + 0.700%, 1.78% *, 12/15/2026 , GTY: Merrill Lynch & Co., Inc.	1,500,000	1,474,200
Series D, 6.25%, 12/15/2026 , GTY: Merrill Lynch & Co., Inc.	5,000,000	5,864,800
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021 , GTY: The Goldman Sachs Group, Inc.	1,155,000	1,282,893
5.5%, 8/1/2025 , GTY: The Goldman Sachs Group, Inc.	7,250,000	8,472,857
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, Prerefunded, 5.0%, 10/1/2035	1,600,000	1,738,240
Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:
5.0%, 12/15/2030, GTY: Macquarie Group Ltd.	250,000	273,175
5.0%, 12/15/2031, GTY: Macquarie Group Ltd.	3,165,000	3,452,509
5.0%, 12/15/2032, GTY: Macquarie Group Ltd.	2,000,000	2,178,880
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,370,492
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	6,500,000	6,835,595
		79,947,340
Virginia 1.0%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	400,000	438,892
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	2,645,000	2,846,972
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,431,472
		4,717,336
Washington 2.8%
Washington, Port of Seattle Revenue, Series C, AMT, 5.0%, 5/1/2042	1,935,000	2,172,076
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	2,985,000	3,102,877
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	1,825,000	2,107,948
Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:
5.0%, 8/15/2034	275,000	306,078
5.0%, 8/15/2035	235,000	260,761
5.0%, 8/15/2036	155,000	171,599
Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,479,100
		13,600,439
West Virginia 0.9%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	4,025,000	4,375,618
Wisconsin 0.3%
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, Prerefunded, 6.625%, 2/15/2039	1,555,000	1,629,189
Total Municipal Bonds and Notes (Cost $588,193,867)		632,921,729
Underlying Municipal Bonds of Inverse Floaters (a) 24.5%
California 2.2%
University of California, State Revenues, Series K, 4.0%, 5/15/2036 (b)	10,000,000	10,477,075
Trust: California, State Revenues, Series 2016-XM0346, 144A, 10.75%, 5/15/2024, Leverage Factor at purchase date: 4 to 1
Florida 2.3%
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2034 (b)	10,000,000	11,428,175
Trust: Florida, School Board, Series 2016-XM0182, 144A, 14.54%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts 6.8%
Massachusetts, State General Obligation, Series E, 4.0%, 4/1/2038 (b)	10,000,000	10,342,675
Trust: Massachusetts, State General Obligation, Series 2016-XM0335, 144A, 10.75%, 4/1/2023, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (b)	10,000,000	10,545,425
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0400, 144A, 10.75%, 7/15/2024, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (b)	10,425,000	11,828,032
Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0137, 144A, 14.761%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
		32,716,132
Nevada 6.0%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, Prerefunded, 5.0%, 6/1/2028 (b)	9,447,355	9,532,835
Clark County, NV, General Obligation, Limited Tax-Bond Bank, Prerefunded, 5.0%, 6/1/2029 (b)	9,919,723	10,009,477
Clark County, NV, General Obligation, Limited Tax-Bond Bank, Prerefunded, 5.0%, 6/3/2030 (b)	9,627,878	9,714,991
Trust: Nevada, General Obligation, Series 2016-XM0280, 144A, 11.49%, 6/1/2018, Leverage Factor at purchase date: 3 to 1
		29,257,303
New York 2.4%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (b)	10,000,000	11,451,475
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0580, 144A, 15.215%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
Texas 2.4%
Texas, State Transportation Commission- Highway Improvement, Series A, 5.0%, 4/1/2038 (b)	10,000,000	11,440,900
Trust: Texas, State Transportation Commission, Series 2016-XM0404, 144A, 14.75%, 4/1/2024, Leverage Factor at purchase date: 4 to 1
Washington 2.4%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (b)	10,000,000	11,511,675
Trust: Washington, State General Obligation, Series 2017-XM0477, 144A, 14.75%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $120,605,557)		118,282,735

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $708,799,424)	155.9	751,204,464
Floating Rate Notes (a)	(16.5)	(79,639,956)
MTPS, at Liquidation Value	(41.2)	(198,750,000)
Other Assets and Liabilities, Net	1.8	8,906,699
Net Assets	100.0	481,721,207

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable or floating rate security. These securities are shown at their current rate as of February 28, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(b) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIBOR: London Interbank Offered Rate
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$751,204,464	$—	$751,204,464
Total	$—	$751,204,464	$—	$751,204,464

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Municipal Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2018